SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

At-The-Market Sales – Subsequent to June 30, 2025, the Company issued 3,129,100 common shares in at- the-market offerings under prospectus supplement for gross proceeds of $12,267.

Stock Options Exercises – Subsequent to June 30, 2025, the Company issued 171,250 common shares through the exercise of 171,250 stock options at an average exercise price of C$1.42 for proceeds of C$243